Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long-Term Debt
Long-Term Debt

13. Long-Term Debt

During 2017 the Company signed a promissory note payable in the amount of $1,010,000. The note bears interest at a rate of 15% per annum with interest payments required on a monthly basis. In 2019 the Company’s promissory note payable in the amount of $1,010,000 was modified to increase the amount payable to $1,110,000. The Company has paid off 60,000 in principal, and the remaining $1,050,000 principal balance is due on December 31, 2023.

On November 19, 2021, the Company signed a promissory note payable in the amount of $2,000,000 in connection with the acquisition of Charm City Medicus, LLC. The note bears an interest rate of 8% per annum with interest payments due on the last day of each calendar quarter. The maturity date of the note is November 19, 2023, and the note is secured by 25% of the membership interests in Vireo Health of Charm City, LLC.

On March 25, 2021, the Company entered into a credit agreement for a senior secured delayed draw term loan with an aggregate principal amount of up to $46,000,000 (the “Credit Facility”), and executed a draw of $26,000,000 in principal. The unpaid principal amounts outstanding under the Credit Facility bear interest at a rate of (a) the U.S. prime rate plus 10.375%, payable monthly in cash, and (b) 2.75% per annum paid in kind interest payable monthly. The Credit Facility matures on March 31, 2024.

On November 18, 2021, the Company and lenders amended the Credit Facility to provide for an additional loan of $4,200,000 with a cash interest rate of 15% per annum and PIK interest of 2% per annum. Obligations under the Credit Facility are secured by substantially all the assets of the Company.

On January 31, 2022, Goodness Growth and certain of its subsidiaries, as borrowers (collectively, “Borrowers”), entered into a Third Amendment to the Credit Facility (the “Third Amendment”) providing for additional delayed draw term loans of up to $55 million (the “Delayed Draw Loans”). The cash interest rate on the Delayed Draw Loans under the Third Amendment is equal to the U.S. prime rate plus 10.375%, with a minimum required rate of 13.375% per annum, in addition to paid-in-kind interest of 2.75% per annum.

On March 31, 2023, the Company executed a fifth amendment to its credit facility with its senior secured lender, Chicago Atlantic Admin, LLC (the “Agent”), an affiliate of Green Ivy Capital, and a group of lenders. The amended credit facility extends the maturity date on its Delayed Draw Loans to April 30, 2024, through the issuance of 13,017,624 Subordinate Voting Shares in lieu of a cash extension fee. These 13,017,624 shares were valued at $1,221,837 on March 31, 2023, and considered a deferred financing cost. An additional 1,982,376 Subordinate Voting Shares are issuable at the discretion of the Agent. It also provides the Company with reduced cash outlays by eliminating required amortization of the loan, and requires the Company to divest certain assets to improve its liquidity position and financial performance. The Company has the potential to extend the maturity date on its Delayed Draw Loans up to January 31, 2026 with the satisfaction of certain financial performance-related conditions.

Unless otherwise specified, all deferred financing costs are treated as a contra-liability, to be netted against the outstanding loan balance and amortized over the remaining life of the loan.

The following table shows a summary of the Company’s long-term debt:

	March 31,	December 31,
	2023	2022
Beginning of year	$58,028,604	$27,329,907
Proceeds	—	28,000,000
Deferred financing costs	(1,221,837)	(2,236,919)
PIK interest	400,233	1,300,245
Amortization of deferred financing costs	998,615	3,635,371
End of period	58,205,615	58,028,604
Less: Current portion	3,050,000	11,780,000
Total long-term debt	$55,155,615	$46,248,604

As of March 31, 2023, stated maturities of long-term debt were as follows:

2023	$3,050,000
2024	55,155,615
Thereafter	—
Total	$58,205,615

14. Long-Term Debt

During the year ended December 31, 2017, the Company signed a promissory note payable in the amount of $1,010,000. The note bears interest at a rate of 15% per annum with interest payments required on a monthly basis. Effective November 13, 2019, the Company’s promissory note payable in the amount of $1,010,000 was modified to increase the amount payable to $1,110,000 and extend the maturity date to December 31, 2021. On December 28, 2021, the Company’s promissory note payable in the amount of $1,110,000 was modified to extend the maturity date to December 31, 2023, and the Company paid off $60,000 in principal.

On March 25, 2021, the Company entered into a credit agreement for a senior secured delayed draw term loan with an aggregate principal amount of up to $46,000,000 (the “Credit Facility”), and executed a draw of $26,000,000 in principal. Net of fees and closing costs of $1,971,705, the Company received $24,028,295 of the first tranche on March 25, 2021. Additionally, the Company incurred fees and closing costs of $1,083,422 which were paid in cash. The unpaid principal amounts outstanding under the Credit Facility bear interest at a rate of (a) the U.S. prime rate plus 10.375%, payable monthly in cash, and (b) 2.75% per annum paid in kind interest payable monthly. The Credit Facility matures on March 31, 2024.

On March 25, 2021, in connection with closing the Credit Facility, Goodness Growth issued (a) five year warrants to the agent and each lender to purchase an aggregate of 2,803,984 subordinate voting shares at an exercise price of C$3.50 per share, and (b) a five year warrant to the broker to purchase 233,665 subordinate voting shares at an exercise price of C$3.50 per share. Each warrant provides customary anti-dilution provisions. The fair value of these warrants at the time of issuance was $5,395,759 which is treated as a deferred financing cost.

On November 18, 2021, the Company and lenders amended the Credit Facility to provide for an additional loan of $4,200,000 with a cash interest rate of 15% per annum and PIK interest of 2% per annum and no warrants were issued in connection with this loan.  Cash received net of $156,900 in financing costs was $4,043,100. Obligations under the Credit Facility are secured by substantially all the assets of the Company.

On January 31, 2022, Goodness Growth and certain of its subsidiaries, as borrowers (collectively, “Borrowers”), entered into a Third Amendment to the Credit Facility (the “Third Amendment”) providing for additional delayed draw term loans of up to $55 million (the “Delayed Draw Loans”). Subject to certain conditions to be satisfied prior to the initial funding thereunder, Goodness Growth may borrow a portion of the $55 million for working capital and other general corporate purposes and may borrow the remainder for other specific purposes, including relating to its ongoing expansion in New York. The Delayed Draw Loans have a maturity date of April 30, 2023 with an option to extend another 12 months for an additional fee of $1,375,000. The cash interest rate on the Delayed Draw Loans under the Third Amendment is equal to the U.S. prime rate plus 10.375%, with a minimum required rate of 13.375% per annum, in addition to paid-in-kind interest of 2.75% per annum. Pursuant to the Arrangement Agreement, Verano reimbursed Goodness Growth for all interest expenses related to the Third Amendment in excess of 10% per annum through the purported termination of the Arrangement Agreement on October 13, 2022.

During the year ended December 31, 2022, the Company drew $28,000,000 in principal debt from the Delayed Draw Loans.  Proceeds received, net of deferred financing fees of $2,236,919 were $25,763,081. The Company was reimbursed by Verano for $1,190,863 of these deferred financing fees pursuant to the Arrangement Agreement. These fees are included as other income in the statement of loss and comprehensive loss for the year ended December 31, 2022.

Unless otherwise specified, all deferred financing costs are treated as a contra-liability, to be netted against the outstanding loan balance and amortized over the remaining life of the loan.

On November 19, 2021, the Company signed a promissory note payable in the amount of $2,000,000 in connection with the acquisition of Charm City Medicus, LLC. The note bears an interest rate of 8% per annum with interest payments due on the last day of each calendar quarter. The maturity date of the note is November 19, 2023, and the note is secured by 25% of the membership interests in Vireo Health of Charm City, LLC.

The following table shows a summary of the Company’s long-term debt:

	December 31,	December 31,
	2022	2021
Beginning of year	$27,329,907	$1,110,000
Proceeds	28,000,000	30,200,000
Note payable issued in Charm City acquisition	—	2,000,000
Deferred financing costs	(2,236,919)	(8,607,786)
PIK interest	1,300,245	564,151
Amortization of deferred financing costs	3,635,371	2,123,542
Principal payments	—	(60,000)
End of period	58,028,604	27,329,907
Less: Current portion	11,780,000	—
Total long-term debt	$46,248,604	$27,329,907

As of December 31, 2022, stated maturities of long-term debt were as follows:

2023	$11,780,000
2024	46,248,604
Thereafter	—
Total	$58,028,604